Dividends Per Share - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions	6 Months Ended
Sep. 30, 2022 JPY (¥) ¥ / shares
Dividends 1 [abstract]
Proposed dividend, per share | ¥ / shares	¥ 115
Proposed dividend, total | ¥	¥ 157,691